Investments in Unconsolidated Affiliates - Equity Method Investment Summarized Financial Information, Statement of Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity Method Investments and Joint Ventures [Abstract]
Operating revenue	$ 484	$ 293	$ 213
Operating expenses	298	190	163
Net income	$ 186	$ 103	$ 50